BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
Basis of preparation

These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The accounting policies set out below have been applied consistently to all periods in these consolidated financial statements, except for "Leases" as a result of adopting the requirements of ASU 2016-02 Leases (Topic 842) (hereafter, "ASC 842") .

Principles of consolidation
Principles of consolidation

A variable interest entity ("VIE") is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The accompanying consolidated financial statements include the financial statements of the entities listed in notes 4 and 5.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of the above-mentioned subsidiaries were included in the consolidated balance sheets and statements of income as "Non-controlling interests".

Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect our changed ownership interest, with any difference between the fair value of consideration and the amount of the adjusted non-controlling interest being recognized in equity.

We recognize a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary. The gain or loss is recorded in the line "Additional paid-in capital" within the statement of changes in equity.

When a consolidated subsidiary issues preferred stock, they are classified as equity. Preferred stock issued by a consolidated subsidiary to non-controlling interests are recorded as non-controlling interests for the amount of the proceeds received upon issuance.

Foreign currencies
Foreign currencies

Our functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the exchange rates in effect at the date of the transaction. Monetary assets and liabilities are translated using exchange rates at the balance sheet date. Non-monetary assets and liabilities are translated using historical exchange rates. Foreign currency transaction and translation gains or losses are included in the consolidated balance sheets and consolidated statements of income.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with US GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value, charter rates, ship operating expenses, utilization and drydocking requirements.
In relation to the oil derivative instrument (see note 24), the fair value was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the liquefaction tolling agreement ("LTA"). Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period in current earnings in "Realized and unrealized gain on oil derivative instrument" as part of the consolidated statement of income.
Fair value measurements
Fair value measurements

We account for fair value measurement in accordance with the accounting standards guidance using fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Lease accounting versus revenue accounting
Lease accounting versus revenue accounting

Contracts relating to our LNG carriers, FSRUs and FLNG asset can take the form of operating leases, finance leases, tolling agreements and management agreements. In addition, we contract a portion of our vessels in the spot market through our "Cool Pool" arrangement. Although the substance of these contracts is similar (they allow our customers to hire our assets and to avail themselves of Golar's management services for a specified day rate), the accounting treatment varies.

To determine whether a contract conveys a lease agreement for a period of time, the Company has assessed whether, throughout the period of use, the customer has both of the following:

•the right to obtain substantially all of the economic benefits from the use of the identified asset; and
•the right to direct the use of that identified asset.

If a contract relating to an asset fails to give the customer both of the above rights, we account for the agreement as a revenue contract. A contract relating to an asset will generally be accounted for as a revenue contract if the customer does not contract for substantially all of the capacity of the asset (i.e. another third party could contract for a meaningful amount of the asset capacity).

In situations where we provide management services unrelated to an asset contract, we account for the contract as a revenue contract.
Lease accounting

When a contract is designated as a lease, we make an assessment on whether the contract is an operating lease or a finance lease. An agreement will be a finance lease if any of the following conditions are met:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the asset's useful life are not subject to this criterion;
•the discounted value of the fixed payments under the lease represent substantially all of the fair value of the asset; or
•the asset is heavily customized such that it could not be used for another charter at the end of the term.
Lessor accounting
Lessor accounting

In making the classification assessment, we estimate the residual value of the underlying asset at the end of the lease term with reference to broker valuations. None of our lease contracts contain residual value guarantees and any purchase options are disclosed in note 11. Agreements which include renewal and termination options are included in the lease term if we believe they are "reasonably certain" to be exercised by the lessee or if controlled by the lessor. The determination of whether lessee extension clauses are reasonably certain depends on whether the option contains an economic incentive.

Generally, lease accounting commences when the asset is made available to the customer, however, where the contract contains specific customer acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance test. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

Costs directly associated with the execution of the lease or costs incurred after lease inception (the execution of the contract) but prior to the commencement of the lease that directly relates to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront net revenue payments (for example positioning fees) to the consolidated balance sheet and amortize to the consolidated statement of income over the lease term.

Fixed revenue from operating leases is accounted for on a straight-line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases, we have elected the practical expedient to combine our service revenue and operating lease income as both the timing and the pattern of transfer of the components are the same.

Time charter agreements

Revenues include minimum lease payments under time charters, fees for positioning and repositioning vessels, and gross pool revenues. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.

Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.

Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred.

Vessel operating expenses, which are recognized when incurred, include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third party management fees. Bunkers consumption represents mainly bunkers consumed during unemployment and off-hire.
Cool Pool

Pool revenues and expenses under the Cool Pool arrangement are accounted for in accordance with the guidance for collaborative arrangements when two (or more) parties are active participants in the activity and exposed to significant risk and rewards dependent on the commercial success of the activity. Active participation is deemed to be when participating on the Cool Pool steering committee.

When applying a collaborative arrangement, we present our share of net income earned under the Cool Pool across a number of lines in the Income Statement. Net revenue and expenses incurred specifically to Golar vessels and for which we are deemed to be the principal, are presented gross on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses.” Pool net revenues generated by the other participants in the pooling arrangement, will be presented separately in revenue and expenses from collaborative arrangements. Each participants’ share of the net pool revenues is based on the number of days such vessels participated in the pool. Refer to note 25 for an analysis of the income statement effect for the pooling arrangement.

When no collaborative arrangement is applied, we present our gross share of income earned and costs incurred under the Cool Pool on the face of the Income Statement in the line items “Time and voyage and charter revenues” and “Voyage, charter hire and commission expenses” respectively. For pool net revenues and expenses generated by the other participants in the pooling arrangement, we analogize to the cost of obtaining a contract and expense these costs as incurred and presented within the line item “Voyage, charter hire and commission expenses.”

Revenue and related expense recognition
Revenue and related expense recognition

Contracts within the scope of revenue accounting include our liquefaction services contract relating to the Hilli asset and our management fee services provided to our affiliates.

Liquefaction services revenue

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognized evenly over time. We consider our services (the receipt of customer's gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice.

Contractual payment terms for liquefaction services is monthly in arrears. Contract liabilities arise when the customer makes payments in advance of receiving services. The period between when invoicing and when payment is due is not significant.

Management fees

Management fees are generated from commercial and technical vessel-related services and corporate and administrative services. The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice.
Our contracts generally have an initial term of one year or less, after which the arrangement continues with a short notice period until the end of the contract, ranging from 30 to 180 days. Contract assets arise when we render management services in advance of receiving payment from our customers.
Cash and cash equivalents	Cash and cash equivalents We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash consists of bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps, and other claims which require us to restrict cash.

Short-term deposits represent highly liquid deposits placed with financial institutions, primarily from our consolidated VIEs, which are readily convertible into known amounts of cash with original maturities of less than 12 months.

Trade accounts receivables
Trade accounts receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories	Inventories Inventories, which are comprised principally of fuel, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Investments in affiliates
Investments in affiliates

Affiliates are entities over which we generally have between 20% and 50% of the voting rights, or over which we have significant influence, but over which we do not exercise control or have the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which we hold a majority ownership interest, but we do not control, due to the participating rights of non-controlling interests. Under this method, we record our investment in the affiliate at cost (or fair value if a consequence of deconsolidation), and adjust the carrying amount for our share of the earnings or losses of the affiliate subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of our investments in equity method affiliates, or basis difference, is included in the consolidated balance sheets as "Investments in affiliates". We allocate the basis difference across the assets and liabilities of the affiliate, with the residual assigned to goodwill. Any negative goodwill is recognized immediately in the income statement as a gain on bargain purchase. The basis difference will then be amortized through the consolidated statements of income as part of the equity method of accounting. When our share of losses in an affiliate equals or exceeds its interest, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the affiliate.
We recognize gains and losses in earnings for the issuance of shares by our affiliates, provided that the issuance of such shares qualifies as a sale of such shares.
Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual value, is depreciated on a straight-line basis over the assets' remaining useful economic lives. Management estimates the residual values of our vessels based on broker scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of building mooring equipment is capitalized and depreciated over the initial lease term of the related agreement.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment.
Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally five years. For vessels that are newly built or acquired, we have adopted the "built-in overhaul" method of accounting. The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets. The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated. When a vessel is disposed of, any unamortized drydocking expenditure is charged against income in the period of disposal.

Vessel reactivation costs incurred on vessels leaving lay-up include costs of both a capital and expense nature. The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel. These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature that do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred as mobilization costs.

Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs and FLNG)	40 years
Vessels - converted FSRUs	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

Asset under development	Asset under developmentAn asset is classified as an asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Interest costs directly attributable to construction of the asset are added to the cost of the asset. Capitalization ceases, and depreciation commences, once the asset is completed and available for its intended use.
Interest costs capitalized
Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use. Qualifying assets consist of vessels under construction, assets under development and vessels undergoing conversion into FSRUs or FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for its intended use are complete.

If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period.

Asset retirement obligation
Asset retirement obligation

An asset retirement obligation, or ARO, is a liability associated with the eventual retirement of a fixed asset.
The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.
Held-for-sale assets and disposal group
Held-for-sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held-for-sale if all of the following criteria are met at the period end:

•Management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;
•The asset or subsidiaries are available for immediate sale in its present condition subject only to terms that are usual and customary for such sales;
•An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•The sale is probable; and
•The transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held-for-sale that represents a strategic shift that has or will have a major effect on our financial results or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held-for-sale on the date of the acquisition.

Assets or subsidiaries held-for-sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held-for-sale shall continue to be accrued. Upon classification as held-for-sale, the assets are no longer depreciated.

If, at any time, the criteria for held-for-sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held-for-sale (as adjusted for any subsequent depreciation and amortization), and its fair value. Any adjustment to the value is shown in consolidated statements of income for the period in which the criterion for held-for-sale was not met.

Impairment of non-current assets
Impairment of long-lived assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual or scrap value and whether the vessel is in substance under development. Management performs an annual impairment assessment and when such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the lower of the fair market value of the assets, less cost to sell, and the net present value ("NPV") of estimated future undiscounted cash flows from the employment of the asset ("value-in-use").

Other-than temporary impairment of investments
Other-than-temporary impairment of investments

Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (1) the length of time and the extent to which fair value is below carrying value, (2) the financial condition and near-term prospects of the investee, and (3) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in the line item "Equity in net (losses) earnings of affiliates" the consolidated statements of income.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan under the effective interest method. Amortization of debt issuance costs is included in interest expense. These costs are presented as a deduction from the corresponding liability, consistent with debt discounts.

Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

From time to time, we enter into equity swaps. Under these facilities, we swap with our counterparty (usually a major bank) the risk of fluctuations in our share price and the benefit of any dividends, for a fixed payment of LIBOR plus margin. The counterparty may acquire shares in the Company to hedge its own position.

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities"
in the consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other current assets" and "Other non-current assets" in the consolidated balance sheets, depending on its maturity. The changes in fair value of derivative financial instruments (excluding the oil derivative instrument) are recognized each period in current earnings in "(Losses)/gains on derivative instruments" in the consolidated statements of income. We do not apply hedge accounting.

The fair value of the oil derivative instrument was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative instrument include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets. The changes in fair value of our oil derivative instrument is recognized in each period in current earnings in "Realized and unrealized gain on oil derivative instrument".

Cash flows from economic hedges are classified in the same category as the items subject to the economic hedging relationship.

Convertible bonds
Convertible bonds

We account for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, we determine the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to separate the bond into the liability and equity components.

Provisions	ProvisionsIn the ordinary course of business, we are subject to various claims, lawsuits and complaints. Management, in consultation with internal and external advisers, will provide for a contingent loss in the financial statements if the contingency had occurred at the date of the financial statements and the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will provide the lower amount within the range.
Pensions	Pensions
Defined benefit pension costs, assets and liabilities requires the significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Our accounting policy states that full recognition of the funded status of defined benefit pension plans is to be included within our consolidated balance sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the consolidated statements of income.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in "Other current liabilities" and "Other non-current liabilities". A liability is recognized to the fair value of the obligation undertaken in issuing the guarantee. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Treasury shares	Treasury shares Treasury shares are recognized as a separate component of equity at fair value. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.
Stock-based compensation
Stock-based compensation

Our stock-based compensation includes both stock options and restricted stock units ("RSUs").

We expense the fair value of stock-based compensation issued to employees and non-employees over the period the stock options or RSUs vest. We amortize stock-based compensation for awards on a straight-line basis over the period during which the individuals are required to provide service in exchange for the reward - the requisite service (vesting) period. No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. The fair value of stock options is estimated using the Black-Scholes option pricing model. The fair value of RSUs is estimated using the market price of the Company's common stock at grant date.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Income taxes and Deferred Taxes
Income taxes

Income taxes are based on a separate return basis. The guidance on "Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Penalties and interest related to uncertain tax positions are recognized in “Income taxes” in the consolidated statements of income.

Deferred taxes

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the consolidated statements of income.
Related parties	Related partiesParties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence.
Segment reporting	Segment reportingA segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments. We have identified three reportable industry segments: vessel operations, FLNG and Power.
Adoption of new accounting standards & Accounting pronouncements that have been issued but not yet adopted
Adoption of new accounting standards

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) along with subsequent amendments ASU 2019-20 Leases (Topic 842): Narrow scope improvements for lessors in December 2018 and ASU 2019-01 Leases (Topic 842): Codification improvements in March 2019. Topic 842 modifies the definition of a lease, requires reassessment of the lease term upon the occurrence of certain triggers and introduces new disclosures. Lessors are required to classify leases as sales-type, direct financing or operating, with classification affecting the pattern of income recognition and provide guidance for sale and leaseback transactions. Topic 842 requires a lessee to recognize leases on its balance sheet by recording a lease liability (representing the obligation to make future lease payments) and a right of use asset (representing the right to use the asset for the lease term). Leases for lessees will be classified as either financing or operating with classification affecting the pattern of expense recognition in the income statement.

We adopted this Topic 842 on January 1, 2019 under a modified retrospective transition approach. In contracts where we act as either the lessor or lessee, we have elected to use the "package" of practical expedients available, which means no reassessment on transition of whether an agreement contains a lease, lease classification, and initial direct costs under ASC 842. As part of this package the lease term has been determined using hindsight up to the date of transition when considering lessee options to extend or terminate the agreement or to purchase the underlying asset. Furthermore, where available we have elected not to separate the components in our lease arrangements, instead accounting for them on a combined component basis under ASC 842. Our election of the practical expedient providing transition relief resulted in our prior periods not being restated and will continue to be represented in accordance with Topic 840.

The impact on the Company of applying ASU 842 as a lessee, based on contractual arrangements in place at December 31, 2018, was the recognition of lease liabilities of $15.8 million, along with right-of-use assets with a similar aggregate value, which mainly relates to our office leases. This liability corresponds to our lessee related liability for future lease payments presented on the face of the consolidated balance sheet as other current liabilities of $3.6 million and other non-current liabilities of $6.5 million, while the carrying value of the lessee right-of-use assets is disclosed in note 17 to these consolidated financial statements.

For contracts where we are the lessor, the practical expedients that we have elected has resulted in no change to our Balance Sheet on adoption. Our legacy leases will continue to be classified in accordance with Topic 840, while modifications and subsequent accounting will follow the accounting under Topic 842. Leases entered into on or after January 1, 2019 have been assessed under the requirements of Topic 842. New lessor presentation and disclosure requirements have been applied to our new and existing lease agreements. The carrying value of the assets subject to lessor operating leases, and the maturity analysis of operating lease payments under arrangements where we are the lessor, are disclosed in note 11 to the consolidated financial statements.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics including primarily minor corrections, clarifications and codification improvements. We adopted the codification improvements that were not effective on issuance on January 1, 2019 under the specified transition approach connected with each of the codification improvements. This amendment has not had a material impact on our consolidated financial statements or related disclosures, including retained earnings, as of January 1, 2019.

Accounting pronouncements that have been issued but not adopted

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments, including ASU 2018-19, ASU 2019-04 & ASU 2019-11 Codification Improvements to Topic 326 "Financial Instruments-Credit Losses". Topic 326 replaces the incurred loss impairment methodology, that recognizes losses when a probable threshold is met, with a requirement to recognize lifetime expected credit losses (measured over the contractual life of the instrument) immediately based on information about past events, current conditions and forecasts of future economic conditions. This will reflect the net amount expected to be collected from the financial asset and is referred to as the current expected credit loss “CECL” methodology, with measurement applicable to financial assets measured at amortized cost as well as off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees and similar instruments). Topic 326 also makes changes to the accounting for available-for-sale debt securities and purchased credit deteriorated financial assets, however, no such financial assets existed on date of adoption or in the reporting periods covered by these consolidated financial statements.

Topic 326 became effective for us on January 1, 2020 and we will apply the modified retrospective transition approach. Cash and cash equivalents (including restricted cash and short-term deposits) either are payable on demand, have short-term maturities (highly liquid) or held with financial institutions with investment grade credit rating that overall results in limited credit risk exposure. Trade receivables and related party transactions mostly have historic low write-offs and no significant past due amounts indicating delinquency of payments, which together with the mostly short-term maturities result in forward looking factors being insignificant and limited credit risk exposure impact based on current and past conditions. While our off-balance sheet exposures are mostly related to financial guarantees, no material impact has been assessed given that the collateral from return of the vessel on default of payment will cover the guarantee amount in each remaining year covered by the guarantees.

Under Topic 326 allowance for credit losses will be presented separately on the consolidated statement of financial position as a contra-asset deducted from the asset’s amortized cost (or liability for off-balance sheet exposures) with associated credit loss expense in the consolidated statement of income (with exception of transition when there will be an adjustment to retained earnings). Our assessment is that there will be no material impact on our consolidated financial statements, including any cumulative-effect adjustment to retained earnings as at January 1, 2020. However, new presentation and disclosure requirements relating to this Topic will be introduced from January 1, 2020.

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	Removes some disclosure requirements relating to transfers between Level 1 and Level 2 of the FV hierarchy. Introduces new disclosure requirements for Level 3 measurements	January 1, 2020	No material impact on our disclosure requirements as we have no Level 3 measurements.
ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans.	Removes some disclosure requirements that are not expected to materially change Golar’s existing note. Introduces new disclosure requirements including an explanation of the reasons for significant gains and losses relating to changes in the benefit obligation.	January 1, 2021	No material impact on disclosure requirements.
ASU 2018-15 Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.
	Aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software.	January 1, 2020	No material impact on disclosure requirements.
ASU 2018-17 Consolidation (Topic 810) - Targeted Improvements to Related Party Guidance for Variable Interest Entities	For the purposes of determining whether a decision making fee is a variable interest, a company is now required to consider indirect interests held through related parties under common control on a proportionate basis as opposed to as a direct investment in the entity.	January 1, 2020	No impact on historical consolidation assessments.
ASU 2019-12 Income Taxes (Topic 740) - Simplifying the Accounting for Income Taxes.	The amendment removes certain exceptions previously available and provides some additional calculation rules to help simplify the accounting for income taxes.	January 1, 2021	Under evaluation
ASU 2020-03 Financial Instruments (Topic 825) - Codification Improvements
The amendment proposes seven clarifications to improve the understandability of existing guidance, including that fees between debtor and creditor and third-party costs directly related to exchanges or modifications of debt instruments include line-of-credit or revolving debt arrangements.
		January 1, 2020	No impact.
ASU 2020-04 Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting.
The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and Topic 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.
		Under evaluation	Under evaluation